RELATED PARTIES - Fair value assumptions share-based payments (Details)	12 Months Ended
Dec. 31, 2023 yr $ / shares
Long-term incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividend as percentage, share options granted	0.00%
Long-term incentive plan | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free interest rate, share options granted	2.15%
Weighted average remaining contractual life, beginning of the year (in USD per share) | yr	2.00
Expected volatility, share options granted	43.68%
Weighted average share price, share options granted (in USD per share) | $ / shares	$ 0.71
Long-term incentive plan | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free interest rate, share options granted	2.42%
Weighted average remaining contractual life, beginning of the year (in USD per share) | yr	2.76
Expected volatility, share options granted	93.92%
Weighted average share price, share options granted (in USD per share) | $ / shares	$ 0.79
Short term incentive scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividend as percentage, share options granted	0.00%
Short term incentive scheme | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free interest rate, share options granted	2.11%
Weighted average remaining contractual life, beginning of the year (in USD per share) | yr	1.21
Expected volatility, share options granted	61.42%
Weighted average share price, share options granted (in USD per share) | $ / shares	$ 0.71
Short term incentive scheme | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free interest rate, share options granted	2.37%
Weighted average remaining contractual life, beginning of the year (in USD per share) | yr	2.96
Expected volatility, share options granted	94.32%
Weighted average share price, share options granted (in USD per share) | $ / shares	$ 0.79
Deferred share plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividend as percentage, share options granted	0.00%
Deferred share plan | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free interest rate, share options granted	0.00%
Weighted average remaining contractual life, beginning of the year (in USD per share) | yr	0.00
Expected volatility, share options granted	38.12%
Weighted average share price, share options granted (in USD per share) | $ / shares	$ 0.44
Deferred share plan | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free interest rate, share options granted	2.56%
Weighted average remaining contractual life, beginning of the year (in USD per share) | yr	2.00
Expected volatility, share options granted	115.31%
Weighted average share price, share options granted (in USD per share) | $ / shares	$ 2.03